Equity - Summary of breakdown of other components of equity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reserves within equity [line items]
Other components of equity	¥ (58,464)	¥ (28,119)
Remeasurements of defined benefit plans [member]
Disclosure of reserves within equity [line items]
Other components of equity	(35,326)	(37,575)
Exchange differences on translating foreign operations [member]
Disclosure of reserves within equity [line items]
Other components of equity	(32,415)	(19,801)
Cash flow hedges [member]
Disclosure of reserves within equity [line items]
Other components of equity	(609)	(650)
Equity instruments designated as measured at fair value through other comprehensive income [member]
Disclosure of reserves within equity [line items]
Other components of equity	¥ 9,886	¥ 29,907